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DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
DAIMLERCHRYSLER AUTO TRUST 2006-A MONTHLY           DISTRIBUTION DATE: 10-OCT-06
SERVICER'S CERTIFICATE (KM)                                          PAGE 1 OF 2


Payment Determination Statement Number             7
Distribution Date                          10-Oct-06
Record Date                                06-Oct-06

DATES COVERED                              FROM AND INCLUDING   TO AND INCLUDING
-------------                              ------------------   ----------------
Collections Period                                  01-Sep-06          30-Sep-06
Accrual Period                                      08-Sep-06          09-Oct-06
30/360 Days                                                30
Actual/360 Days                                            32

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS       $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           83,317    $1,276,481,919.21
Collections of Installment Principal                       27,634,204.30
Collections Attributable to Full Payoffs                   20,196,281.96
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            1,897,386.19
                                                       -----------------
Pool Balance - End of Period(EOP)            81,236    $1,226,754,046.76
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,631,098,710.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 75.21%

Ending Overcollateralization(O/C) Amount                      $  129,520,640.62
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             111.804%

Cumulative Net Losses                                         $    4,040,632.76
Net Loss Ratio (3 mos weighted avg.)                                      0.894%
Cumulative Recovery Ratio                                                47.063%

                                                                 $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
                                                              -------------   ------------------   -------------
Delinquency Information:(1)
   31-60 Days Delinquent                                      12,527,833.20                1.021%            779
   61-90 Days Delinquent                                       2,152,061.97                0.175%            115
   91-120 Days Delinquent                                        274,661.75                0.022%             14
   121 Days or More Delinquent                                    50,934.17                0.004%              2
   Reposessions                                                2,756,230.74                0.225%            150

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                                   5,233,888.63
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)                   0.37415%

                                                              CURRENT MONTH   PRIOR MONTH
                                                              -------------   -----------
Weighted Average A.P.R.                                               6.804%        6.805%
Weighted Average Remaining Term (months)                              44.99         45.85
Weighted Average Seasoning (months)                                   19.14         18.23

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
DAIMLERCHRYSLER AUTO TRUST 2006-A MONTHLY           DISTRIBUTION DATE: 10-OCT-06
SERVICER'S CERTIFICATE (KM)                                          PAGE 2 OF 2


CASH SOURCES                                                    O/C RELEASE (Prospectus pg S31-S32)
   Collections of Installment Principal       $ 27,634,204.30   Pool Balance                          $1,226,754,046.76
   Collections Attributable to Full Payoffs     20,196,281.96   Yield Supplement O/C Amount              (71,771,513.98)
   Principal Amount of Repurchases                       0.00                                         -----------------
   Recoveries on Loss Accounts                     894,249.40   Adjusted Pool Balance                 $1,154,982,532.78
   Collections of Interest                       7,097,458.39
   Investment Earnings                             170,197.43   Total Securities                      $1,097,233,406.14
   Reserve Account                               3,767,500.00                                         -----------------
                                              ---------------   Adjusted O/C Amount                   $   57,749,126.64
   TOTAL SOURCES                              $ 59,759,891.48
                                              ===============
                                                                Target Overcollateralization Amount   $   57,749,126.64

CASH USES
   Servicer Fee                               $  1,063,734.93
   A Note Interest                               4,599,876.63   O/C Release Period?                                 Yes
   Priority Principal Distribution Amount                0.00
   B Note Interest                                 193,606.67   O/C Release                           $    3,662,264.04
   Reserve Fund                                  3,767,500.00
   Regular Principal Distribution Amount        46,472,909.21
   Distribution to Certificateholders            3,662,264.04
                                              ---------------
   TOTAL CASH USES                            $ 59,759,891.48
                                              ===============

ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $ 59,759,891.48
Investment Earnings in Trust Account              (170,197.43)
Daily Collections Remitted                     (57,269,698.45)
Cash Reserve in Trust Account                   (3,767,500.00)
Servicer Fee (withheld)                         (1,063,734.93)
O/C Release to Seller                           (3,662,264.04)
                                              ---------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT         ($6,173,503.37)
                                              ===============

                                                                             Principal    Principal per     Interest     Interest
NOTES                               Beginning Balance    Ending Balance       Payment       $1000 Face      Payment     $1000 Face
-----                               -----------------  -----------------  --------------  -------------  -------------  ----------
Class A-1 307,000,000.00 @ 4.7914%               0.00               0.00            0.00     0.0000000            0.00   0.0000000
Class A-2 485,000,000.00 @ 5.06%       428,706,315.35     382,233,406.14   46,472,909.21    95.8204314    1,807,711.63   3.7272405
Class A-3 510,000,000.00 @ 5.00%       510,000,000.00     510,000,000.00            0.00     0.0000000    2,125,000.00   4.1666667
Class A-4 159,800,000.00 @ 5.01%       159,800,000.00     159,800,000.00            0.00     0.0000000      667,165.00   4.1750000
Class B 45,200,000.00 @ 5.14%           45,200,000.00      45,200,000.00            0.00     0.0000000      193,606.67   4.2833334
                                    -----------------  -----------------  --------------                 -------------
   Total Notes                      $1,143,706,315.35  $1,097,233,406.14  $46,472,909.21                 $4,793,483.30
                                    =================  =================  ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 32